Putnam Mortgage Opportunities Fund
The fund's portfolio
2/28/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (138.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 3/1/53	$8,000,000	$7,751,439
4.00%, TBA, 3/1/53	6,000,000	5,669,474
4.00%, 1/20/50	22,093	21,056
3.00%, TBA, 3/1/53	6,000,000	5,352,321

		18,794,290
U.S. Government Agency Mortgage Obligations (134.7%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 3/1/53	16,000,000	16,188,122
5.50%, TBA, 4/1/53	1,000,000	997,773
5.50%, TBA, 3/1/53	74,000,000	73,869,901
5.00%, TBA, 3/1/53	421,000,000	413,698,134
4.50%, TBA, 3/1/53	115,000,000	110,718,918
3.50%, TBA, 3/1/53	6,000,000	5,462,816

		620,935,664

Total U.S. government and agency mortgage obligations (cost $652,299,293)		$639,729,954

MORTGAGE-BACKED SECURITIES (80.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (31.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4560, IO, 5.863%, 5/15/39	$763,291	$118,749
REMICs Ser. 5043, IO, 5.00%, 11/25/50	1,810,832	404,736
REMICs Ser. 5168, Class BI, IO, 4.50%, 11/25/51	2,135,455	450,629
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	2,252,587	463,176
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	3,002,959	643,740
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	6,775,377	1,560,024
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	113,866	15,014
REMICs Ser. 4949, IO, 4.00%, 1/25/50	13,483,605	2,792,451
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	266,285	44,341
REMICs Ser. 4425, IO, 4.00%, 1/15/45	140,602	21,480
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	29,207	5,999
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	88,434	16,184
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	180,022	26,209
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	109,223	7,825
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	69,422	4,124
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	55,447	1,943
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,681,800	623,329
REMICs Ser. 5018, IO, 3.50%, 10/25/50	11,918,584	2,031,423
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	8,610,605	1,689,043
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	191,572	24,276
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	21,921	2,818
Ser. 5196, Class DI, IO, 3.00%, 2/25/52	14,641,067	2,326,985
REMICs Ser. 5172, Class KI, IO, 3.00%, 12/25/51	6,849,548	1,184,766
REMICs Ser. 5160, Class IW, IO, 3.00%, 10/25/50	4,049,755	467,843
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	5,549,231	627,203
REMICs Ser. 5274, IO, 2.50%, 1/25/51	15,132,195	2,365,875
REMICs Ser. 5034, Class IJ, IO, 2.50%, 11/25/50	13,760,173	2,164,062
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.65%), 2.062%, 4/15/40	74,298	1,683
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.612%, 7/15/48	1,558,673	160,446
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.612%, 11/15/47	2,593,651	276,846
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.512%, 8/15/56	7,197,736	755,720
REMICs IFB Ser. 5057, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.512%, 12/15/48	2,341,675	224,814
REMICs IFB Ser. 4990, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.483%, 7/25/50	1,717,570	155,986
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.433%, 6/25/50	2,287,099	253,351
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.433%, 12/25/49	5,270,713	513,895
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.433%, 9/25/49	1,997,421	185,419
REMICs IFB Ser. 4631, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.412%, 11/15/46	29,544,534	2,999,379
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.383%, 2/25/50	1,454,569	135,721
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.383%, 12/25/49	1,852,945	206,290
Federal National Mortgage Association
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	430,435	96,607
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	48,739	8,465
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	218,002	46,589
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	593,910	99,490
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	142,321	26,307
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,614,561	822,042
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,550,145	588,828
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,778,116	563,985
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	10,958,437	2,577,945
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	6,789,870	1,511,357
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	2,268,108	426,627
REMICs Ser. 20-76, Class GI, IO, 4.00%, 11/25/50	9,447,579	1,849,590
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	316,308	48,263
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	293,260	34,065
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	5,896,044	980,217
REMICs Ser. 21-8, Class ID, 3.50%, 3/25/51	7,756,708	1,560,622
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	3,213,540	562,132
REMICs Ser. 21-25, Class HI, 3.50%, 7/25/50	2,432,800	382,516
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	9,706,560	1,777,271
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	36,122	4,984
REMICs Ser. 21-94, Class AI, IO, 3.00%, 1/25/52	2,456,526	402,661
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	15,621,619	2,282,289
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,803,682	588,436
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	25,425	3,023
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	32,716	886
REMICs Ser. 22-13, IO, 2.50%, 12/25/51	8,025,466	1,064,485
REMICs Ser. 21-57, Class I, IO, 2.50%, 7/25/51	24,766,563	3,446,335
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	11,469,296	1,822,815
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	25,249,161	3,512,105
REMICs Ser. 21-42, Class EI, IO, 2.00%, 3/25/51	17,335,403	2,250,889
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 1.983%, 9/25/43	289,393	29,497
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.783%, 4/25/40	71,083	6,951
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.483%, 4/25/49	1,581,481	149,789
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.483%, 11/25/46	932,473	67,830
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.483%, 11/25/46	2,310,429	158,723
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.483%, 5/25/39	1,906,388	132,633
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.433%, 10/25/49	10,957,754	1,105,247
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.383%, 11/25/49	3,849,304	350,533
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.383%, 8/25/46	3,671,877	319,123
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.383%, 12/25/41	3,457,609	302,703
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 1.283%, 10/25/41	160,619	12,429
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 0.916%, 7/25/52	17,669,104	1,075,499
REMICs IFB Ser. 22-49, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.30%), 0.816%, 8/25/52	32,870,222	1,383,425
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	559,658	91,170
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	31,897	5,435
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	2,342,041	430,444
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	37,604	2,448
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	312,626	64,671
Ser. 16-42, IO, 5.00%, 2/20/46	170,341	31,976
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	291,577	52,939
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	418,908	80,510
Ser. 14-132, IO, 5.00%, 9/20/44	701,511	145,304
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	280,905	56,568
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	4,957,547	1,016,589
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	86,104	17,732
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	8,309	1,698
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	460,596	88,683
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	48,840	9,531
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	8,040,294	1,424,548
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	2,543,160	516,122
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	154,510	28,068
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	97,393	17,588
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	339,174	46,337
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	22,031	4,016
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	15,916	2,766
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	649,240	122,901
Ser. 18-H02, Class HI, IO, 4.084%, 1/20/68(WAC)	2,782,364	150,422
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	4,159,920	671,827
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	3,298,895	565,812
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	1,928,411	330,100
Ser. 16-29, IO, 4.00%, 2/16/46	155,875	26,249
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,718,659	277,134
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	29,959	4,840
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	1,644,068	256,376
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	75,229	13,541
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	24,205	3,293
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	2,220,674	284,091
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	383,481	24,178
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	54,456	2,227
Ser. 18-H02, Class IM, IO, 3.96%, 2/20/68(WAC)	1,622,731	82,287
Ser. 20-32, Class IA, IO, 3.953%, 3/16/47(WAC)	2,803,557	444,174
Ser. 17-H04, Class BI, IO, 3.868%, 2/20/67(WAC)	2,895,746	104,492
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	10,646,229	1,436,709
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	14,638,103	1,989,229
Ser. 22-34, Class IV, IO, 3.50%, 3/20/51	14,134,636	2,463,102
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,572,116	458,577
Ser. 20-74, Class BI, IO, 3.50%, 5/20/50	8,482,005	1,394,762
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	11,882,736	2,374,668
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,675,239	271,238
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	308,587	42,247
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	79,129	10,212
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	18,156	2,320
Ser. 13-14, IO, 3.50%, 12/20/42	22,800	2,344
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	782,567	38,453
Ser. 18-H05, Class BI, IO, 3.162%, 2/20/68(WAC)	1,181,680	62,777
Ser. 17-H06, Class MI, IO, 3.119%, 2/20/67(WAC)	1,002,191	33,077
Ser. 17-H06, Class BI, IO, 3.051%, 2/20/67(WAC)	704,487	23,028
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	18,546,173	2,106,610
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	11,496,243	1,599,127
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	11,748,020	2,374,975
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	3,317,287	538,329
Ser. 21-155, IO, 3.00%, 9/20/51	3,204,683	508,695
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	17,590,738	2,126,351
Ser. 21-97, Class QI, IO, 3.00%, 6/20/51	8,577,978	1,197,549
Ser. 21-97, Class IY, IO, 3.00%, 5/20/51	14,118,221	2,088,085
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	3,898,881	577,822
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,516,653	365,539
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,838,675	868,438
Ser. 20-188, Class QI, IO, 3.00%, 10/20/50	3,725,480	561,982
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	20,990,583	3,064,625
Ser. 21-77, Class BI, IO, 3.00%, 7/20/50	21,079,298	2,988,956
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.69%, 2/20/53	28,212,196	2,164,640
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.632%, 2/20/53	35,153,000	2,363,881
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	18,448,024	2,525,787
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	13,773,430	1,807,763
Ser. 20-148, Class AI, IO, 2.50%, 10/20/50	28,934,729	3,781,760
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	4,936,065	650,968
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	15,637,910	2,024,786
Ser. 17-H08, Class NI, IO, 2.323%, 3/20/67(WAC)	303,804	10,420
Ser. 10-H22, Class CI, IO, 2.244%, 10/20/60(WAC)	60,082	2,733
IFB Ser. 13-9, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.75%), 2.152%, 1/20/43	1,460,652	165,439
Ser. 16-H24, IO, 2.141%, 9/20/66(WAC)	226,264	16,878
IFB Ser. 13-182, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.70%), 2.102%, 12/20/43	677,125	66,392
Ser. 17-H19, Class MI, IO, 2.066%, 4/20/67(WAC)	633,893	36,893
IFB Ser. 11-156, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 2.002%, 4/20/38	31,172	3,203
Ser. 17-H14, Class JI, IO, 1.888%, 6/20/67(WAC)	1,405,717	101,265
Ser. 17-H10, Class MI, IO, 1.885%, 4/20/67(WAC)	3,335,293	102,394
IFB Ser. 23-5, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.824%, 1/20/53	37,881,469	1,384,689
Ser. 15-H23, Class DI, IO, 1.779%, 9/20/65(WAC)	104,616	5,482
Ser. 15-H25, Class EI, IO, 1.771%, 10/20/65(WAC)	86,136	3,954
Ser. 17-H09, IO, 1.763%, 4/20/67(WAC)	307,812	8,495
IFB Ser. 21-96, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.35%), 1.752%, 6/20/51	2,211,783	278,083
Ser. 15-H20, Class AI, IO, 1.702%, 8/20/65(WAC)	95,070	3,993
IFB Ser. 21-155, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.702%, 9/20/51	8,832,030	742,067
IFB Ser. 21-58, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.702%, 4/20/51	5,433,061	589,617
IFB Ser. 21-49, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.702%, 3/20/51	3,014,758	335,287
IFB Ser. 21-57, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.702%, 3/20/51	10,791,351	1,207,443
IFB Ser. 20-167, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.702%, 11/20/50	16,226,561	2,000,075
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.702%, 8/20/50	1,477,239	172,187
Ser. 15-H10, Class CI, IO, 1.69%, 4/20/65(WAC)	105,940	4,725
IFB Ser. 10-26, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.652%, 2/20/40	20,772,588	1,889,059
Ser. 17-H06, Class DI, IO, 1.64%, 2/20/67(WAC)	498,376	18,839
Ser. 15-H26, Class EI, IO, 1.629%, 10/20/65(WAC)	126,317	5,798
Ser. 15-H23, Class BI, IO, 1.627%, 9/20/65(WAC)	63,430	2,398
Ser. 17-H11, Class DI, IO, 1.625%, 5/20/67(WAC)	201,454	9,475
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.61%, 9/16/44	2,483,417	324,479
IFB Ser. 20-98, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.602%, 7/20/50	2,307,854	244,634
IFB Ser. 17-156, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.602%, 10/20/47	1,650,381	139,682
Ser. 17-H03, Class HI, IO, 1.589%, 1/20/67(WAC)	252,168	8,266
Ser. 16-H24, Class CI, IO, 1.562%, 10/20/66(WAC)	3,092,989	123,410
IFB Ser. 19-158, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.56%, 9/16/43	4,196,734	379,315
Ser. 14-H25, Class BI, IO, 1.542%, 12/20/64(WAC)	1,111,792	35,322
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.502%, 8/20/49	2,782,718	240,455
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.502%, 7/20/49	3,568,936	289,976
IFB Ser. 19-78, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.502%, 6/20/49	2,780,757	189,709
IFB Ser. 20-77, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.502%, 5/20/49	17,435,047	1,551,515
IFB Ser. 14-3, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.502%, 1/20/44	2,090,930	188,919
IFB Ser. 13-182, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.502%, 12/20/43	16,976	1,741
Ser. 15-H25, Class AI, IO, 1.479%, 9/20/65(WAC)	154,770	5,417
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.452%, 1/20/50	4,819,549	424,861
IFB Ser. 19-143, Class HS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.452%, 9/20/49	1,608,327	127,823
IFB Ser. 19-103, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.452%, 8/20/49	15,333,000	1,380,094
IFB Ser. 19-98, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.452%, 8/20/49	1,743,664	161,116
IFB Ser. 19-23, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.452%, 2/20/49	160,099	14,069
Ser. 15-H01, Class BI, IO, 1.433%, 1/20/65(WAC)	3,175,094	100,974
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 1.43%, 2/20/53	85,415,000	3,312,676
Ser. 13-H14, Class XI, IO, 1.413%, 3/20/63(WAC)	68,316	1,865
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.402%, 10/20/49	3,366,030	422,568
IFB Ser. 19-4, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.402%, 1/20/49	15,157,267	951,558
IFB Ser. 20-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.402%, 5/20/44	3,906,047	303,500
Ser. 10-H19, Class BI, IO, 1.36%, 8/20/60(WAC)	138,417	4,101
Ser. 12-H29, Class AI, IO, 1.212%, 10/20/62(WAC)	368,953	6,771
Ser. 12-H29, Class FI, IO, 1.212%, 10/20/62(WAC)	368,953	6,771
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 1.174%, 11/20/46	4,688,899	296,636
FRB Ser. 11-H07, Class FI, IO, 1.123%, 2/20/61(WAC)	67,310	1,804
Ser. 17-H16, Class JI, IO, 0.828%, 8/20/67(WAC)	361,083	17,409
Ser. 19-H15, Class IH, IO, 0.374%, 9/20/69(WAC)	13,774,967	473,905
Ser. 17-H20, Class AI, IO, 0.239%, 10/20/67(WAC)	2,007,360	114,169
Ser. 17-H20, Class HI, IO, 0.216%, 10/20/67(WAC)	678,019	35,323
FRB Ser. 16-H19, Class AI, IO, 0.141%, 9/20/66(WAC)	4,799,163	178,404
Ser. 15-H16, Class DI, IO, 0.136%, 7/20/65(WAC)	3,121,484	163,170
Ser. 16-H24, Class HI, IO, 0.125%, 9/20/66(WAC)	12,730,445	683,855
Ser. 17-H22, Class DI, IO, 0.122%, 11/20/67(WAC)	2,001,573	119,530
Ser. 17-H03, Class EI, IO, 0.117%, 1/20/67(WAC)	378,776	18,767
FRB Ser. 15-H16, Class XI, IO, 0.101%, 7/20/65(WAC)	6,408,081	317,200
Ser. 15-H20, Class CI, IO, 0.087%, 8/20/65(WAC)	1,303,253	64,381
Ser. 17-H05, Class CI, IO, 0.081%, 2/20/67(WAC)	4,266,238	193,308
Ser. 16-H18, Class QI, IO, 0.078%, 6/20/66(WAC)	1,207,458	54,895
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65(WAC)	82,750	2,843
Ser. 16-H15, Class AI, IO, 0.072%, 7/20/66(WAC)	12,287,790	416,532
Ser. 16-H09, Class BI, IO, 0.067%, 4/20/66(WAC)	4,639,900	217,147
Ser. 15-H13, Class AI, IO, 0.059%, 6/20/65(WAC)	174,790	6,162
Ser. 15-H10, Class HI, IO, 0.048%, 4/20/65(WAC)	105,519	3,999
Ser. 14-H21, Class AI, IO, 0.047%, 10/20/64(WAC)	876,067	24,884
Ser. 15-H25, Class CI, IO, 0.042%, 10/20/65(WAC)	72,212	2,722
Ser. 17-H02, Class BI, IO, 0.03%, 1/20/67(WAC)	1,859,777	56,721
Ser. 18-H01, Class AI, IO, 0.027%, 1/20/68(WAC)	9,251,541	442,224
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66(WAC)	147,692	5,908
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64(WAC)	2,161,122	52,721
Ser. 16-H27, Class EI, IO, 0.022%, 12/20/66(WAC)	2,032,044	54,394
Ser. 19-H15, Class CI, IO, 0.021%, 7/20/69(WAC)	5,999,835	243,095
Ser. 16-H11, Class KI, IO, 0.015%, 5/20/66(WAC)	7,167,105	203,971
Ser. 22-H09, Class GI, IO, zero %, 4/20/72(WAC)	26,823,925	1,191,043
Ser. 22-H09, Class IG, IO, zero %, 4/20/72(WAC)	21,073,864	807,325
Ser. 22-H01, Class EI, IO, zero %, 1/20/72(WAC)	6,501,006	279,376
Ser. 22-H01, Class BI, IO, zero %, 12/20/71(WAC)	11,257,006	455,515
Ser. 21-H03, Class IM, IO, zero %, 2/20/71(WAC)	8,097,442	302,857
Ser. 20-H04, Class AI, IO, zero %, 2/20/70(WAC)	9,484,764	376,536
Ser. 19-H14, Class IB, IO, zero %, 8/20/69(WAC)	238,901	9,199
Ser. 19-H12, Class GI, IO, zero %, 7/20/69(WAC)	10,262,619	425,427
Ser. 19-H07, Class EI, IO, zero %, 3/20/69(WAC)	20,622,535	728,223
Ser. 19-H02, Class DI, IO, zero %, 11/20/68(WAC)	4,751,307	190,872
Ser. 18-H20, Class BI, IO, zero %, 6/20/68(WAC)	6,141,654	217,461

		144,337,286
Commercial mortgage-backed securities (31.1%)
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	379,547
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	771,000	522,455
Ser. 19-C4, Class E, 3.25%, 8/15/52	638,000	392,693
Ser. 19-C3, Class D, 3.00%, 5/15/52	1,145,000	768,376
Ser. 19-C5, Class E, 2.50%, 11/15/52	649,000	384,355
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.202%, 1/15/51(WAC)	560,000	448,179
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.029%, 4/10/51(WAC)	2,459,000	1,605,506
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	625,048
Ser. 18-B1, Class D, 2.75%, 1/15/51	2,021,000	1,296,686
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,998,000	1,244,934
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	580,000	388,195
Cantor Commercial Real Estate Lending 144A Ser. 19-CF2, Class D, 2.50%, 11/15/52	313,000	197,769
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.546%, 2/10/50(WAC)	615,000	457,256
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	686,000	486,307
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	329,418
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	46,890
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC15, Class C, 5.17%, 9/10/46(WAC)	598,000	579,051
FRB Ser. 15-GC27, Class C, 4.42%, 2/10/48(WAC)	817,000	751,619
FRB Ser. 17-P7, Class C, 4.406%, 4/14/50(WAC)	373,000	312,149
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	1,749,000	1,658,186
Ser. 16-P3, Class B, 4.271%, 4/15/49(WAC)	1,630,000	1,483,176
Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	1,348,000	1,322,118
FRB Ser. 15-GC31, Class D, 4.037%, 6/10/48(WAC)	1,541,000	1,211,702
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.11%, 11/10/46(WAC)	1,383,911	1,216,812
FRB Ser. 14-GC19, Class D, 5.088%, 3/11/47(WAC)	2,130,000	1,998,568
FRB Ser. 12-GC8, Class C, 4.909%, 9/10/45(WAC)	710,063	710,063
FRB Ser. 15-GC27, Class D, 4.42%, 2/10/48(WAC)	631,000	555,257
FRB Ser. 13-GC11, Class D, 4.26%, 4/10/46(WAC)	1,736,343	1,678,896
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	184,051
Ser. 15-P1, Class D, 3.225%, 9/15/48	2,611,000	1,965,281
Ser. 15-GC27, Class E, 3.00%, 2/10/48	2,047,000	1,546,749
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.926%, 4/10/47(WAC)	1,226,000	1,100,923
FRB Ser. 13-CR13, Class C, 4.875%, 11/10/46(WAC)	656,000	617,798
FRB Ser. 14-UBS3, Class C, 4.736%, 6/10/47(WAC)	301,000	277,510
FRB Ser. 14-UBS4, Class C, 4.649%, 8/10/47(WAC)	324,000	291,865
FRB Ser. 14-CR14, Class C, 4.588%, 2/10/47(WAC)	650,000	606,910
FRB Ser. 14-UBS6, Class C, 4.435%, 12/10/47(WAC)	334,000	303,894
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,542,000	1,392,365
FRB Ser. 15-CR26, Class D, 3.466%, 10/10/48(WAC)	875,000	703,209
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.875%, 11/10/46(WAC)	1,860,000	1,488,683
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47(WAC)	1,247,000	1,098,608
FRB Ser. 14-CR17, Class E, 4.845%, 5/10/47(WAC)	1,366,000	926,462
FRB Ser. 14-CR19, Class D, 4.697%, 8/10/47(WAC)	452,000	408,034
FRB Ser. 14-CR14, Class D, 4.588%, 2/10/47(WAC)	1,073,000	944,518
FRB Ser. 13-CR7, Class D, 4.337%, 3/10/46(WAC)	1,826,000	1,643,400
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48(WAC)	845,000	653,453
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,345,000	1,393,768
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	576,449
FRB Ser. 16-COR1, Class D, 3.329%, 10/10/49(WAC)	1,501,500	1,118,197
Ser. 17-COR2, Class D, 3.00%, 9/10/50	2,300,000	1,634,104
Ser. 15-LC19, Class D, 2.867%, 2/10/48	2,593,000	2,195,273
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	63,742	17,848
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 7.705%, 9/9/24	1,041,000	1,037,099
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.356%, 8/15/48(WAC)	1,168,000	922,939
FRB Ser. 15-C2, Class C, 4.177%, 6/15/57(WAC)	1,299,000	1,052,475
FRB Ser. 15-C2, Class D, 4.177%, 6/15/57(WAC)	1,355,000	816,085
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.916%, 11/15/51(WAC)	1,765,000	1,212,684
Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	357,743
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.484%, 11/25/51	2,059,000	1,836,514
Multifamily Structured Agency Credit Risk FRB Ser. 21-MN1, Class M2, 8.234%, 1/25/51	1,364,000	1,221,286
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	471,000	400,106
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.055%, 1/10/47(WAC)	1,131,000	780,061
Ser. 14-GC26, Class B, 4.215%, 11/10/47(WAC)	2,350,000	2,193,479
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.356%, 8/10/43(WAC)	397,000	317,769
FRB Ser. 14-GC24, Class D, 4.525%, 9/10/47(WAC)	2,089,000	1,254,539
FRB Ser. 13-GC13, Class D, 4.079%, 7/10/46(WAC)	739,000	330,879
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	3,043,000	2,106,572
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	301,877
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.547%, 9/15/47(WAC)	399,000	373,592
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	354,000	322,623
FRB Ser. 13-C12, Class B, 4.112%, 7/15/45(WAC)	438,000	432,568
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.883%, 1/15/47(WAC)	1,500,000	1,386,355
FRB Ser. 14-C18, Class D, 4.735%, 2/15/47(WAC)	1,135,000	653,654
FRB Ser. 14-C19, Class C19, 4.653%, 4/15/47(WAC)	2,283,000	2,103,803
FRB Ser. 13-C12, Class E, 4.112%, 7/15/45(WAC)	625,000	579,297
FRB Ser. 14-C23, Class D, 3.984%, 9/15/47(WAC)	2,023,000	1,733,341
FRB Ser. 14-C25, Class D, 3.935%, 11/15/47(WAC)	1,500,000	949,092
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	41,451
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	54,162
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.383%, 9/15/50(WAC)	388,000	263,809
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	414,695
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.334%, 6/15/49(WAC)	1,101,000	658,936
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	613,894	578,867
FRB Ser. 13-LC11, Class D, 4.287%, 4/15/46(WAC)	740,000	493,569
FRB Ser. 13-C10, Class C, 4.22%, 12/15/47(WAC)	1,101,000	1,059,955
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46(WAC)	450,000	315,809
FRB Ser. 11-C3, Class E, 5.525%, 2/15/46(WAC)	242,000	97,446
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	224,000	175,549
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	325,229
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	53,710
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class B, 4.869%, 2/15/47(WAC)	2,109,000	2,065,659
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	1,417,000	1,346,150
FRB Ser. 15-C25, Class C, 4.523%, 10/15/48(WAC)	854,000	770,744
FRB Ser. 14-C16, Class B, 4.301%, 6/15/47(WAC)	2,355,000	2,184,098
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48(WAC)	1,591,000	1,408,003
FRB Ser. 17-C34, Class C, 4.175%, 11/15/52(WAC)	691,000	576,427
FRB Ser. 15-C23, Class B, 4.139%, 7/15/50(WAC)	2,405,000	2,197,752
FRB Ser. 13-C9, Class C, 4.001%, 5/15/46(WAC)	269,000	229,019
Ser. 14-C19, Class C, 4.00%, 12/15/47	787,000	710,190
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	1,700,000	1,562,161
Ser. 15-C25, Class D, 3.068%, 10/15/48	562,000	469,563
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.059%, 2/15/47(WAC)	855,000	809,592
FRB Ser. 13-C12, Class E, 4.916%, 10/15/46(WAC)	405,000	292,272
FRB Ser. 14-C17, Class D, 4.731%, 8/15/47(WAC)	2,144,500	1,925,061
FRB Ser. 12-C6, Class E, 4.54%, 11/15/45(WAC)	1,303,000	1,022,868
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	799,250
FRB Ser. 13-C11, Class D, 4.357%, 8/15/46(WAC)	932,000	46,732
FRB Ser. 15-C24, Class E, 4.326%, 5/15/48(WAC)	677,000	521,290
FRB Ser. 15-C23, Class D, 4.139%, 7/15/50(WAC)	1,883,000	1,576,704
FRB Ser. 13-C9, Class D, 4.089%, 5/15/46(WAC)	2,027,000	1,746,913
FRB Ser. 13-C9, Class G, 4.089%, 5/15/46(WAC)	1,500,000	835,050
FRB Ser. 13-C10, Class E, 4.07%, 7/15/46(WAC)	369,000	92,914
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46(WAC)	1,286,000	191,472
Ser. 14-C19, Class D, 3.25%, 12/15/47	893,000	683,073
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	417,176
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	24,032	20,241
FRB Ser. 18-H3, Class C, 4.862%, 7/15/51(WAC)	1,174,000	990,392
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	2,528,000	2,197,202
FRB Ser. 15-MS1, Class C, 4.024%, 5/15/48(WAC)	1,181,000	1,035,360
FRB Ser. 16-BNK2, Class C, 3.888%, 11/15/49(WAC)	1,682,000	1,305,144
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	821,735	760,105
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	392,000	284,200
FRB Ser. 11-C3, Class G, 5.082%, 7/15/49(WAC)	753,000	418,114
Ser. 18-L1, Class D, 3.00%, 10/15/51	2,079,000	1,455,591
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 7.867%, 10/25/49	1,364,208	1,305,008
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 5.59%, 8/9/37 (Cayman Islands)	871,132	845,916
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 20-FL4, Class C, 9.367%, 2/25/35	1,468,000	1,435,216
FRB Ser. 22-FL9, Class A, 7.072%, 6/25/37	721,734	722,435
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 4.884%, 6/15/51(WAC)	641,000	531,744
FRB Ser. 17-C3, Class C, 4.39%, 8/15/50(WAC)	1,796,000	1,465,301
Ser. 17-C3, Class B, 4.092%, 8/15/50(WAC)	2,300,000	1,997,534
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	653,534	254,748
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	2,527,000	1,559,164
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	37,000	—
FRB Ser. 12-C2, Class E, 4.78%, 5/10/63(WAC)	24,000	240
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.981%, 1/15/59(WAC)	781,000	650,321
FRB Ser. 15-C31, Class C, 4.596%, 11/15/48(WAC)	711,000	627,733
FRB Ser. 15-SG1, Class B, 4.453%, 9/15/48(WAC)	2,119,000	1,849,617
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	2,255,000	1,917,048
Ser. 15-C31, Class D, 3.852%, 11/15/48	491,000	386,740
FRB Ser. 19-C52, Class XA, IO, 1.603%, 8/15/52(WAC)	9,900,524	683,006
FRB Ser. 21-C59, Class XA, IO, 1.534%, 4/15/54(WAC)	23,911,262	2,020,191
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.596%, 11/15/48(WAC)	783,000	521,631
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	2,090,000	1,717,098
FRB Ser. 13-LC12, Class D, 4.283%, 7/15/46(WAC)	381,000	157,474
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	130,268
Ser. 17-RB1, Class D, 3.401%, 3/15/50	2,367,000	1,417,050
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,533,000	2,010,450
Ser. 19-C50, Class D, 3.00%, 5/15/52	375,000	228,816
Ser. 19-C54, Class D, 2.50%, 12/15/52	311,000	190,146
WF-RBS Commercial Mortgage Trust
Ser. 14-LC14, Class C, 4.344%, 3/15/47(WAC)	997,250	947,516
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,151,000	1,009,697
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	883,000	862,106
FRB Ser. 13-UBS1, Class E, 5.024%, 3/15/46(WAC)	1,894,000	1,809,907
FRB Ser. 12-C9, Class D, 4.876%, 11/15/45(WAC)	89,811	83,524
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45(WAC)	456,000	456,270
Ser. 11-C4, Class E, 4.845%, 6/15/44(WAC)	806,022	632,657
FRB Ser. 14-LC14, Class D, 4.586%, 3/15/47(WAC)	1,568,000	1,413,768
FRB Ser. 13-C15, Class D, 4.543%, 8/15/46(WAC)	1,324,000	423,280
FRB Ser. 12-C10, Class D, 4.392%, 12/15/45(WAC)	406,000	231,111
FRB Ser. 13-C11, Class D, 4.12%, 3/15/45(WAC)	2,068,000	1,737,120
Ser. 13-C12, Class E, 3.50%, 3/15/48	963,500	902,373

		143,430,888
Residential mortgage-backed securities (non-agency) (18.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.807%, 5/25/47	1,505,104	833,665
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	382,280
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 5.117%, 1/25/36	108,904	137,206
FRB Ser. 05-7, Class 21A1, 4.016%, 9/25/35(WAC)	174,855	141,566
FRB Ser. 05-8, Class 21A1, 3.926%, 10/25/35(WAC)	321,514	265,775
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (ICE LIBOR USD 1 Month + 0.23%), 5.077%, 9/25/46	60,394	42,603
Bellemeade Re, Ltd. 144A FRB Ser. 18-3A, Class M2, (ICE LIBOR USD 1 Month + 2.75%), 7.367%, 10/25/28 (Bermuda)	2,969,198	2,969,186
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 4.797%, 11/25/47	896,153	745,746
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 4.967%, 3/25/37	167,909	138,574
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 4.997%, 8/25/46	75,458	62,589
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 4.997%, 8/25/46	200,340	170,681
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 4.997%, 8/25/46	224,182	179,461
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.771%, 2/20/47	240,538	183,336
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (ICE LIBOR USD 1 Month + 0.40%), 5.017%, 4/25/46	30,417	25,065
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	344,270
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.455%, 2/25/60(WAC)	1,933,174	1,905,475
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	2,142,706	2,057,171
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 7.467%, 1/25/30	404,000	390,380
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 15.117%, 5/25/28	248,412	269,244
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 14.617%, 7/25/28	246,322	261,931
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 13.967%, 4/25/28	295,112	307,979
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 13.417%, 3/25/28	368,998	375,273
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.167%, 12/25/27	1,303,809	1,331,865
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 9.067%, 3/25/30	250,000	270,731
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57(WAC)	938,103	838,685
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 16.867%, 2/25/49	2,642,000	3,082,702
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 15.617%, 10/25/48	1,728,000	1,993,777
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 15.484%, 3/25/42	2,600,000	2,463,500
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.367%, 1/25/49	439,000	507,324
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 15.117%, 3/25/49	755,000	841,227
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 13.967%, 6/25/50	750,000	838,125
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (ICE LIBOR USD 1 Month + 8.35%), 12.967%, 1/25/48	3,300,000	3,468,868
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.367%, 9/25/48	818,000	867,771
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (ICE LIBOR USD 1 Month + 7.60%), 12.217%, 3/25/50	2,000,000	1,944,003
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (ICE LIBOR USD 1 Month + 7.50%), 12.117%, 9/25/49	1,000,000	996,306
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 11.234%, 6/25/42	1,471,000	1,582,816
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.367%, 7/25/50	2,554,258	2,741,897
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M2, (US 30 Day Average SOFR + 5.25%), 9.734%, 5/25/42	2,000,000	2,049,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.734%, 3/25/42	2,759,000	2,776,674
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (ICE LIBOR USD 1 Month + 5.10%), 9.717%, 1/25/50	800,000	675,780
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class HQA1, (ICE LIBOR USD 1 Month + 4.40%), 9.017%, 2/25/49	2,950,000	3,096,530
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 8.867%, 10/25/48	2,920,000	3,080,600
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M2, (US 30 Day Average SOFR + 4.35%), 8.834%, 4/25/42	1,940,000	1,948,536
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (ICE LIBOR USD 1 Month + 4.10%), 8.717%, 4/25/49	2,518,000	2,609,579
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.10%), 8.717%, 3/25/50	1,000,000	1,014,041
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 8.484%, 7/25/42	800,000	820,498
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.717%, 3/25/50	808,267	830,479
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B1, (ICE LIBOR USD 1 Month + 3.00%), 7.617%, 9/25/49	500,000	499,989
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA2, Class M1B, (US 30 Day Average SOFR + 2.40%), 6.884%, 2/25/42	2,200,000	2,143,882
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	207,141
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	354,384
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	370,000	318,018
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 17.367%, 10/25/28	814,708	930,395
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.367%, 10/25/28	111,130	124,627
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.367%, 8/25/28	26,582	30,049
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (ICE LIBOR USD 1 Month + 9.50%), 14.117%, 5/25/29	597,330	627,217
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 13.867%, 4/25/29	1,555,893	1,654,567
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (ICE LIBOR USD 1 Month + 5.05%), 9.667%, 11/25/29	964,000	1,043,420
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.467%, 10/25/29	150,000	161,361
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.117%, 12/25/30	180,000	192,560
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.067%, 5/25/30	284,000	300,311
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.067%, 2/25/30	761,000	810,465
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 15.084%, 5/25/42	500,000	505,938
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1B2, (US 30 Day Average SOFR + 9.85%), 14.334%, 3/25/42	1,167,000	1,172,835
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 11.242%, 9/25/42	500,000	511,825
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 9.734%, 3/25/42	500,000	513,150
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 9.242%, 9/25/42	1,000,000	1,050,816
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.984%, 4/25/42	2,540,000	2,501,220
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.984%, 1/25/42	2,146,000	2,077,596
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 8.717%, 9/25/31	1,291,000	1,320,463
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.484%, 1/25/42	677,000	660,075
GSAA Home Equity Trust
FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 4.977%, 5/25/36	75,268	19,436
FRB Ser. 06-1, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.797%, 1/25/36	1,080,511	345,764
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 4.927%, 5/25/37	324,953	234,420
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 13.484%, 10/25/34 (Bermuda)	900,000	853,826
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,357,484	1,265,933
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.229%, 6/25/36(WAC)	24,441	21,952
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 5.017%, 6/25/37	158,601	66,189
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 2/25/26(WAC)	280,000	266,000
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (ICE LIBOR USD 1 Month + 0.50%), 5.117%, 6/25/37	805,842	217,529
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	230,310	189,294
MortgageIT Trust FRB Ser. 05-3, Class M4, (ICE LIBOR USD 1 Month + 0.95%), 5.562%, 8/25/35	8,062	7,357
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 8.967%, 7/25/29 (Bermuda)	191,000	193,013
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 8.117%, 7/25/29 (Bermuda)	159,000	157,270
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 7.317%, 3/25/28 (Bermuda)	922,109	922,381
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 5.037%, 8/25/36	53,133	40,381
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 4.797%, 1/25/37	28,054	24,138
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 4.737%, 8/25/36	159,407	134,437
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	2,133,329	2,016,476
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	2,146,891	2,010,950
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD 1 Month + 0.86%), 5.477%, 10/25/45	44,649	40,904

		83,601,192

Total mortgage-backed securities (cost $395,325,380)		$371,369,366

ASSET-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$385,156	$380,341
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 7.867%, 10/22/24	1,206,000	1,170,597
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.617%, 10/22/24	663,000	649,740
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.55%, 6/15/23	1,283,000	1,282,722
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 9.867%, 5/7/24	1,250,000	1,221,088
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	1,040,906	992,680
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 5.825%, 5/29/23	1,200,000	1,200,000

Total asset-backed securities (cost $6,884,765)		$6,897,168

SHORT-TERM INVESTMENTS (21.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	Shares	57,434,549	$57,434,549
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	Shares	278,000	278,000
U.S. Treasury Bills 4.726%, 4/18/23(SEGSF)(SEGCCS)(SEGTBA)		$9,400,000	9,342,300
U.S. Treasury Bills 4.671%, 4/4/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		8,200,000	8,164,828
U.S. Treasury Bills 4.582%, 3/28/23(SEGSF)(SEGCCS)		7,000,000	6,976,282
U.S. Treasury Bills 4.558%, 3/9/23(SEGCCS)		500,000	499,501
U.S. Treasury Bills 4.530%, 3/2/23(SEGSF)(SEGCCS)		7,800,000	7,799,052
U.S. Treasury Bills 4.499%, 3/16/23(SEGSF)(SEGCCS)		9,800,000	9,781,677

Total short-term investments (cost $100,276,042)			$100,276,189
TOTAL INVESTMENTS

Total investments (cost $1,154,785,480)			$1,118,272,677

FUTURES CONTRACTS OUTSTANDING at 2/28/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 2 yr (Short)	1,117	$227,562,570	$227,562,570	Jun-23	$678,650

Unrealized appreciation					678,650

Unrealized (depreciation)					—

Total					$678,650

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 2/28/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	$19,228,900	$(999,903)	$121,334
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	19,228,900	(980,674)	(316,892)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	18,652,000	(941,926)	135,600
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	18,652,000	(941,926)	(293,769)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	16,579,900	(1,075,207)	(74,610)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	16,579,900	(1,075,207)	(177,571)
Citibank, N.A.
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	2,897,100	(33,172)	56,001
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	2,897,100	(33,172)	(30,246)
Goldman Sachs International
(3.293)/US SOFR/May-33 (Purchased)	May-23/3.293	50,014,700	(890,262)	734,716
3.293/US SOFR/May-33 (Purchased)	May-23/3.293	50,014,700	(890,262)	(528,154)
JPMorgan Chase Bank N.A.
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	8,413,600	(543,098)	(42,068)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	8,413,600	(543,098)	(88,511)

Unrealized appreciation				1,047,651

Unrealized (depreciation)				(1,551,821)

Total				$(504,170)

TBA SALE COMMITMENTS OUTSTANDING at 2/28/23 (proceeds receivable $103,502,422) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 3/1/53	$1,000,000	3/21/23	$919,203
Uniform Mortgage-Backed Securities, 5.50%, 3/1/53	1,000,000	3/13/23	998,242
Uniform Mortgage-Backed Securities, 5.00%, 3/1/53	77,000,000	3/13/23	75,664,504
Uniform Mortgage-Backed Securities, 4.00%, 3/1/53	5,000,000	3/13/23	4,689,843
Uniform Mortgage-Backed Securities, 3.00%, 3/1/53	8,000,000	3/13/23	7,036,559
Uniform Mortgage-Backed Securities, 2.50%, 3/1/53	8,000,000	3/13/23	6,777,507
Uniform Mortgage-Backed Securities, 2.00%, 3/1/53	8,000,000	3/13/23	6,514,034

Total			$102,599,892

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$542,441,000	$8,104,069	(E)	$(1,758,910)	3/15/25	4.10% — Annually	US SOFR — Annually	$6,345,158
		160,097,000	1,943,578	(E)	334,869	3/15/28	3.70% — Annually	US SOFR — Annually	2,278,446
		160,735,000	4,399,317	(E)	(2,032,831)	3/15/33	3.30% — Annually	US SOFR — Annually	2,366,485
		29,062,000	1,693,443	(E)	1,274,922	3/15/53	US SOFR — Annually	2.90% — Annually	(418,521)
		5,571,000	108,690		(45)	1/6/28	3.5615% — Annually	US SOFR — Annually	115,775
		5,342,000	95,088		(182)	2/15/53	3.122% — Annually	US SOFR — Annually	97,880
		7,115,000	126,434		(94)	2/15/33	US SOFR — Annually	3.4235% — Annually	(129,654)
		1,456,000	9,260		(50)	2/21/53	3.183% — Annually	US SOFR — Annually	9,654
		7,990,000	64,479		(272)	2/22/53	3.26% — Annually	US SOFR — Annually	(62,745)
		13,364,000	56,396		(50)	2/22/25	4.694% — Annually	US SOFR — Annually	55,976
		6,672,000	18,215		(88)	2/23/33	US SOFR — Annually	3.6055% — Annually	(19,354)
		10,817,000	29,422		(143)	2/23/33	3.6715% — Annually	US SOFR — Annually	(27,979)
		3,668,000	40,531		(125)	2/24/53	3.276% — Annually	US SOFR — Annually	(40,007)
		21,718,000	36,703		(175)	2/24/28	US SOFR — Annually	3.949% — Annually	(38,694)
		9,599,000	119,604		(326)	2/24/53	3.2835% — Annually	US SOFR — Annually	(118,240)
		28,348,000	93,832		(106)	2/24/25	US SOFR — Annually	4.7425% — Annually	(93,183)
		17,406,000	20,191		(230)	2/24/33	US SOFR — Annually	3.6245% — Annually	(22,660)
		18,857,000	42,805		(71)	2/27/25	4.7935% — Annually	US SOFR — Annually	42,480
		6,248,000	39,612		(212)	2/27/53	US SOFR — Annually	3.2505% — Annually	38,949
		6,151,000	25,711		(81)	2/27/33	US SOFR — Annually	3.5875% — Annually	(26,121)
		6,124,000	8,206		(49)	2/28/28	4.015% — Annually	US SOFR — Annually	(8,164)
		14,921,000	3,133		(56)	3/1/25	US SOFR — Annually	4.897% — Annually	(3,189)
		8,574,000	9,088		(113)	3/1/33	US SOFR — Annually	3.6505% — Annually	8,975
		3,886,000	33,458		(132)	3/2/53	US SOFR — Annually	3.262% — Annually	33,326

	Total				$(2,184,550)				$10,384,593
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BB-/P	$34	$6,000	$1,084	1/17/47	300 bp — Monthly	$(1,048)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	8,834	30,300	4,736	5/11/63	200 bp — Monthly	4,105
	CMBX NA BB.11 Index	BB-/P	365,555	647,000	180,384	11/18/54	500 bp — Monthly	185,531
	CMBX NA BB.13 Index	BB-/P	25,194	252,000	80,791	12/16/72	500 bp — Monthly	(55,458)
	CMBX NA BB.13 Index	BB-/P	30,616	336,000	107,722	12/16/72	500 bp — Monthly	(76,919)
	CMBX NA BB.13 Index	BB-/P	52,944	561,000	179,857	12/16/72	500 bp — Monthly	(126,601)
	CMBX NA BB.13 Index	BB-/P	408,566	1,579,000	506,227	12/16/27	500 bp — Monthly	(96,784)
	CMBX NA BB.13 Index	BB-/P	182,893	2,006,000	643,124	12/16/72	500 bp — Monthly	(459,114)
	CMBX NA BB.14 Index	BB/P	49,557	452,000	131,939	12/16/72	500 bp — Monthly	(82,130)
	CMBX NA BB.6 Index	B+/P	114,988	195,836	77,571	5/11/63	500 bp — Monthly	37,527
	CMBX NA BB.6 Index	B+/P	71,327	299,554	118,653	5/11/63	500 bp — Monthly	(47,159)
	CMBX NA BB.6 Index	B+/P	154,784	736,260	291,633	5/11/63	500 bp — Monthly	(136,439)
	CMBX NA BB.6 Index	B+/P	489,542	836,567	331,364	5/11/63	500 bp — Monthly	158,643
	CMBX NA BB.6 Index	B+/P	754,500	1,029,673	407,853	5/11/63	500 bp — Monthly	347,220
	CMBX NA BB.7 Index	B-/P	60,373	1,183,000	407,662	1/17/47	500 bp — Monthly	(346,632)
	CMBX NA BB.9 Index	B/P	204	1,000	358	9/17/58	500 bp — Monthly	(154)
	CMBX NA BB.9 Index	B/P	66,168	324,000	115,895	9/17/58	500 bp — Monthly	(49,547)
	CMBX NA BB.9 Index	B/P	68,460	326,000	116,610	9/17/58	500 bp — Monthly	(47,969)
	CMBX NA BBB-.10 Index	BB+/P	15,138	122,000	25,083	11/17/59	300 bp — Monthly	(9,905)
	CMBX NA BBB-.10 Index	BB+/P	24,219	222,000	45,643	11/17/59	300 bp — Monthly	(21,351)
	CMBX NA BBB-.13 Index	BBB-/P	10,635	113,000	26,295	12/16/72	300 bp — Monthly	(15,623)
	CMBX NA BBB-.13 Index	BBB-/P	35,956	410,000	95,407	12/16/72	300 bp — Monthly	(59,315)
	CMBX NA BBB-.14 Index	BBB-/P	16,632	509,000	106,228	12/16/72	300 bp — Monthly	(89,427)
	CMBX NA BBB-.15Index	BBB-/P	76,633	451,000	96,469	11/18/64	300 bp — Monthly	(19,685)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	110	3,000	188	1/17/47	200 bp — Monthly	(77)
	CMBX NA BB.7 Index	B-/P	44,810	335,000	115,441	1/17/47	500 bp — Monthly	(70,445)
	CMBX NA BBB-.7 Index	BB-/P	1,379	21,000	3,793	1/17/47	300 bp — Monthly	(2,406)
	Goldman Sachs International
	CMBX NA BB.14 Index	BB/P	39,633	314,000	91,657	12/16/72	500 bp — Monthly	(51,850)
	CMBX NA BB.14 Index	BB/P	116,917	751,000	219,217	12/16/72	500 bp — Monthly	(101,882)
	CMBX NA BB.6 Index	B+/P	122,657	203,342	80,544	5/11/63	500 bp — Monthly	42,226
	CMBX NA BB.6 Index	B+/P	296,785	614,801	243,523	5/11/63	500 bp — Monthly	53,604
	CMBX NA BB.6 Index	B+/P	1,571,131	3,142,242	1,244,642	5/11/63	500 bp — Monthly	328,237
	CMBX NA BB.9 Index	B/P	264,866	655,000	234,294	9/17/58	500 bp — Monthly	30,936
	CMBX NA BBB-.14 Index	BBB-/P	3,661	75,000	15,653	12/16/72	300 bp — Monthly	(11,967)
	CMBX NA BBB-.14 Index	BBB-/P	71,047	415,000	86,611	12/16/72	300 bp — Monthly	(15,425)
	CMBX NA BBB-.14 Index	BBB-/P	126,555	833,000	173,847	12/16/72	300 bp — Monthly	(47,015)
	CMBX NA BBB-.14 Index	BBB-/P	784,092	5,000,000	1,043,500	12/16/27	300 bp — Monthly	(257,741)
	CMBX NA BBB-.14 Index	BBB-/P	2,422,866	14,792,000	3,087,090	12/16/27	300 bp — Monthly	(659,288)
	CMBX NA BBB-.15 Index	BBB-/P	4,970	80,000	17,112	11/18/64	300 bp — Monthly	(12,115)
	CMBX NA BBB-.7 Index	BB-/P	370	5,000	903	1/17/47	300 bp — Monthly	(532)
	CMBX NA BBB-.7 Index	BB-/P	3,816	37,000	6,682	1/17/47	300 bp — Monthly	(2,854)
	CMBX NA BBB-.7 Index	BB-/P	4,227	52,000	9,391	1/17/47	300 bp — Monthly	(5,146)
	CMBX NA BBB-.7 Index	BB-/P	4,856	57,000	10,294	1/17/47	300 bp — Monthly	(5,420)
	CMBX NA BBB-.7 Index	BB-/P	23,196	206,000	37,204	1/17/47	300 bp — Monthly	(13,939)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	23,189	289,000	106,670	5/11/63	500 bp — Monthly	(83,321)
	CMBX NA BB.6 Index	B+/P	974,000	1,291,015	511,371	5/11/63	500 bp — Monthly	463,347
	CMBX NA BBB-.14 Index	BBB-/P	6,310	102,000	21,287	12/16/72	300 bp — Monthly	(14,944)
	CMBX NA BBB-.7 Index	BB-/P	21,129	90,000	16,254	1/17/47	300 bp — Monthly	4,905
	CMBX NA BBB-.8 Index	BB/P	19,336	124,000	20,572	10/17/57	300 bp — Monthly	(1,194)
	Merrill Lynch International
	CMBX NA BB.6 Index	B+/P	22,364	136,471	54,056	5/11/63	500 bp — Monthly	(31,617)
	CMBX NA BB.7 Index	B-/P	16,216	134,000	46,176	1/17/47	500 bp — Monthly	(29,885)
	CMBX NA BB.7 Index	B-/P	27,163	287,000	98,900	1/17/47	500 bp — Monthly	(71,578)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.11 Index	BB-/P	2,116	25,000	6,970	11/18/54	500 bp — Monthly	(4,840)
	CMBX NA BB.13 Index	BB-/P	4,036	44,000	14,106	12/16/72	500 bp — Monthly	(10,046)
	CMBX NA BB.13 Index	BB-/P	7,720	83,000	26,610	12/16/72	500 bp — Monthly	(18,844)
	CMBX NA BB.13 Index	BB-/P	61,641	641,000	205,505	12/16/72	500 bp — Monthly	(143,508)
	CMBX NA BB.13 Index	BB-/P	83,550	910,000	291,746	12/16/72	500 bp — Monthly	(207,690)
	CMBX NA BB.13 Index	BB-/P	280,942	1,515,000	485,709	12/16/72	500 bp — Monthly	(203,925)
	CMBX NA BB.14 Index	BB/P	115,506	944,000	275,554	12/16/72	500 bp — Monthly	(159,523)
	CMBX NA BB.15 Index	BB/P	284,725	1,766,000	488,299	11/18/64	500 bp — Monthly	(202,593)
	CMBX NA BB.6 Index	B+/P	18,060	29,341	11,622	5/11/63	500 bp — Monthly	6,454
	CMBX NA BB.6 Index	B+/P	7,415	41,624	16,487	5/11/63	500 bp — Monthly	(9,049)
	CMBX NA BB.6 Index	B+/P	467,596	942,332	373,258	5/11/63	500 bp — Monthly	94,863
	CMBX NA BB.6 Index	B+/P	963,350	1,905,816	754,894	5/11/63	500 bp — Monthly	209,517
	CMBX NA BB.9 Index	B/P	40,857	102,000	36,485	9/17/58	500 bp — Monthly	4,428
	CMBX NA BBB-.14 Index	BBB-/P	10,637	215,000	44,871	12/16/72	300 bp — Monthly	(34,162)
	CMBX NA BBB-.14 Index	BBB-/P	10,494	215,000	44,871	12/16/72	300 bp — Monthly	(34,305)
	CMBX NA BBB-.14 Index	BBB-/P	10,494	215,000	44,871	12/16/72	300 bp — Monthly	(34,305)
	CMBX NA BBB-.14 Index	BBB-/P	14,984	307,000	64,071	12/16/72	300 bp — Monthly	(48,985)
	CMBX NA BBB-.14 Index	BBB-/P	104,811	637,000	132,942	12/16/72	300 bp — Monthly	(27,918)
	CMBX NA BBB-.14 Index	BBB-/P	211,511	1,274,000	265,884	12/16/72	300 bp — Monthly	(53,948)
	CMBX NA BBB-.14 Index	BBB-/P	1,393,724	8,887,500	1,854,821	12/16/27	300 bp — Monthly	(458,135)
	CMBX NA BBB-.15 Index	BBB-/P	4,400	78,000	16,684	11/18/64	300 bp — Monthly	(12,259)
	CMBX NA BBB-.15 Index	BBB-/P	59,849	652,000	139,463	11/18/64	300 bp — Monthly	(79,396)
	CMBX NA BBB-.15 Index	BBB-/P	111,626	708,000	151,441	11/18/64	300 bp — Monthly	(39,579)
	CMBX NA BBB-.15 Index	BBB-/P	152,546	898,000	192,082	11/18/64	300 bp — Monthly	(39,236)

Upfront premium received			14,523,993		Unrealized appreciation			1,971,543

Upfront premium (paid)			—		Unrealized (depreciation)			(5,054,147)

	Total		$14,523,993				Total	$(3,082,604)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(11,103)	$45,041	$7,040	5/11/63	(200 bp) — Monthly	$(4,074)
	CMBX NA A.7 Index	(22)	3,000	188	1/17/47	(200 bp) — Monthly	165
	CMBX NA BB.10 Index	(78,285)	307,000	113,314	11/17/59	(500 bp) — Monthly	34,858
	CMBX NA BB.10 Index	(61,722)	256,000	94,490	11/17/59	(500 bp) — Monthly	32,625
	CMBX NA BB.10 Index	(13,985)	134,000	49,459	11/17/59	(500 bp) — Monthly	35,400
	CMBX NA BB.10 Index	(12,061)	110,000	40,601	11/17/59	(500 bp) — Monthly	28,479
	CMBX NA BB.11 Index	(25,963)	509,000	141,909	11/18/54	(500 bp) — Monthly	115,664
	CMBX NA BB.11 Index	(8,456)	163,000	45,444	11/18/54	(500 bp) — Monthly	36,898
	CMBX NA BB.8 Index	(263,238)	736,331	296,373	10/17/57	(500 bp) — Monthly	32,726
	CMBX NA BB.8 Index	(38,367)	298,591	120,183	10/17/57	(500 bp) — Monthly	81,650
	CMBX NA BBB-.10 Index	(360,552)	2,097,000	431,143	11/17/59	(300 bp) — Monthly	69,892
	CMBX NA BBB-.10 Index	(25,080)	205,000	42,148	11/17/59	(300 bp) — Monthly	17,000
	CMBX NA BBB-.10 Index	(41,411)	139,000	28,578	11/17/59	(300 bp) — Monthly	(12,879)
	CMBX NA BBB-.10 Index	(3,824)	30,000	6,168	11/17/59	(300 bp) — Monthly	2,334
	CMBX NA BBB-.12 Index	(347,747)	2,154,000	457,294	8/17/61	(300 bp) — Monthly	108,829
	CMBX NA BBB-.12 Index	(31,258)	184,000	39,063	8/17/61	(300 bp) — Monthly	7,744
	CMBX NA BBB-.12 Index	(8,468)	123,000	26,113	8/17/61	(300 bp) — Monthly	17,604
	CMBX NA BBB-.13 Index	(10,154)	134,000	31,182	12/16/72	(300 bp) — Monthly	20,983
	CMBX NA BBB-.13 Index	(3,463)	68,000	15,824	12/16/72	(300 bp) — Monthly	12,338
	CMBX NA BBB-.13 Index	(3,429)	68,000	15,824	12/16/72	(300 bp) — Monthly	12,372
	CMBX NA BBB-.7 Index	(60,813)	278,000	50,207	1/17/47	(300 bp) — Monthly	(10,698)
	CMBX NA BBB-.7 Index	(989)	196,000	35,398	1/17/47	(300 bp) — Monthly	34,344
	CMBX NA BBB-.8 Index	(239,250)	1,595,000	264,611	10/17/57	(300 bp) — Monthly	24,829
	CMBX NA BBB-.8 Index	(52,451)	394,000	65,365	10/17/57	(300 bp) — Monthly	12,782
	CMBX NA BBB-.8 Index	(33,994)	245,000	40,646	10/17/57	(300 bp) — Monthly	6,570
	CMBX NA BBB-.8 Index	(16,928)	122,000	20,240	10/17/57	(300 bp) — Monthly	3,272
	CMBX NA BBB-.8 Index	(16,889)	118,000	19,576	10/17/57	(300 bp) — Monthly	2,648
	CMBX NA BBB-.9 Index	(946)	4,000	744	9/17/58	(300 bp) — Monthly	(204)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	156,498	11/17/59	(500 bp) — Monthly	105,842
	CMBX NA BB.10 Index	(27,719)	223,000	82,309	11/17/59	(500 bp) — Monthly	54,467
	Goldman Sachs International
	CMBX NA A.6 Index	(1,060)	6,551	1,024	5/11/63	(200 bp) — Monthly	(38)
	CMBX NA A.6 Index	(589)	2,457	384	5/11/63	(200 bp) — Monthly	(205)
	CMBX NA A.6 Index	(615)	2,457	384	5/11/63	(200 bp) — Monthly	(232)
	CMBX NA A.6 Index	(488)	2,047	320	5/11/63	(200 bp) — Monthly	(168)
	CMBX NA A.6 Index	(393)	1,638	256	5/11/63	(200 bp) — Monthly	(137)
	CMBX NA A.6 Index	(291)	1,228	192	5/11/63	(200 bp) — Monthly	(99)
	CMBX NA A.6 Index	(305)	1,228	192	5/11/63	(200 bp) — Monthly	(113)
	CMBX NA A.6 Index	(291)	1,228	192	5/11/63	(200 bp) — Monthly	(99)
	CMBX NA A.6 Index	(174)	819	128	5/11/63	(200 bp) — Monthly	(47)
	CMBX NA A.6 Index	(201)	819	128	5/11/63	(200 bp) — Monthly	(73)
	CMBX NA A.6 Index	(198)	819	128	5/11/63	(200 bp) — Monthly	(70)
	CMBX NA A.6 Index	(198)	819	128	5/11/63	(200 bp) — Monthly	(70)
	CMBX NA A.6 Index	(86)	409	64	5/11/63	(200 bp) — Monthly	(22)
	CMBX NA BB.10 Index	(286,885)	1,268,000	468,019	11/17/59	(500 bp) — Monthly	180,429
	CMBX NA BB.9 Index	(9,105)	57,000	20,389	9/17/58	(500 bp) — Monthly	11,253
	CMBX NA BB.9 Index	(6,258)	52,000	18,600	9/17/58	(500 bp) — Monthly	12,313
	CMBX NA BB.9 Index	(1,903)	49,000	17,527	9/17/58	(500 bp) — Monthly	15,597
	CMBX NA BB.9 Index	(4,641)	39,000	13,950	9/17/58	(500 bp) — Monthly	9,288
	CMBX NA BB.9 Index	(3,026)	29,000	10,373	9/17/58	(500 bp) — Monthly	7,331
	CMBX NA BBB-.12 Index	(971,289)	5,419,000	1,150,454	8/17/61	(300 bp) — Monthly	177,359
	CMBX NA BBB-.12 Index	(357,181)	2,000,000	424,600	8/17/61	(300 bp) — Monthly	66,752
	CMBX NA BBB-.13 Index	(18,566)	245,000	57,012	12/16/72	(300 bp) — Monthly	38,364
	CMBX NA BBB-.13 Index	(366)	6,000	1,396	12/16/72	(300 bp) — Monthly	1,028
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(234)	1,228	192	5/11/63	(200 bp) — Monthly	(43)
	CMBX NA BB.7 Index	(1,047,366)	2,139,000	737,099	1/17/47	(500 bp) — Monthly	(311,460)
	CMBX NA BBB-.10 Index	(74,773)	593,000	121,921	11/17/59	(300 bp) — Monthly	46,950
	CMBX NA BBB-.8 Index	(10,823)	78,000	12,940	10/17/57	(300 bp) — Monthly	2,092
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	123,649	11/17/59	(500 bp) — Monthly	104,401
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(488)	2,047	320	5/11/63	(200 bp) — Monthly	(168)
	CMBX NA A.6 Index	(97)	409	64	5/11/63	(200 bp) — Monthly	(33)
	CMBX NA BB.10 Index	(68,344)	225,000	83,048	11/17/59	(500 bp) — Monthly	14,579
	CMBX NA BB.10 Index	(14,053)	134,000	49,459	11/17/59	(500 bp) — Monthly	35,331
	CMBX NA BB.7 Index	(63,621)	340,000	117,164	1/17/47	(500 bp) — Monthly	53,354
	CMBX NA BB.7 Index	(34,709)	180,000	62,028	1/17/47	(500 bp) — Monthly	27,219
	CMBX NA BB.8 Index	(85,881)	229,016	92,179	10/17/57	(500 bp) — Monthly	6,171
	CMBX NA BB.8 Index	(32,734)	86,002	34,616	10/17/57	(500 bp) — Monthly	1,834
	CMBX NA BB.9 Index	(33,197)	941,000	336,596	9/17/58	(500 bp) — Monthly	302,876
	CMBX NA BB.9 Index	(2,815)	72,000	25,754	9/17/58	(500 bp) — Monthly	22,900
	CMBX NA BB.9 Index	(5,559)	65,000	23,251	9/17/58	(500 bp) — Monthly	17,655
	CMBX NA BB.9 Index	(3,447)	56,000	20,031	9/17/58	(500 bp) — Monthly	16,553
	CMBX NA BB.9 Index	(4,844)	32,000	11,446	9/17/58	(500 bp) — Monthly	6,585
	CMBX NA BB.9 Index	(2,305)	16,000	5,723	9/17/58	(500 bp) — Monthly	3,409
	CMBX NA BBB-.10 Index	(11,028)	51,000	10,486	11/17/59	(300 bp) — Monthly	(560)
	CMBX NA BBB-.10 Index	(434)	2,000	411	11/17/59	(300 bp) — Monthly	(23)
	CMBX NA BBB-.12 Index	(172,542)	1,325,000	281,298	8/17/61	(300 bp) — Monthly	108,314
	CMBX NA BBB-.13 Index	(123)	2,000	465	12/16/72	(300 bp) — Monthly	341
	CMBX NA BBB-.8 Index	(208,302)	1,339,000	222,140	10/17/57	(300 bp) — Monthly	13,392
	CMBX NA BBB-.8 Index	(107,262)	684,000	113,476	10/17/57	(300 bp) — Monthly	5,986
	CMBX NA BBB-.8 Index	(88,846)	629,000	104,351	10/17/57	(300 bp) — Monthly	15,295
	CMBX NA BBB-.8 Index	(49,050)	360,000	59,724	10/17/57	(300 bp) — Monthly	10,554
	CMBX NA BBB-.8 Index	(38,653)	285,000	47,282	10/17/57	(300 bp) — Monthly	8,533
	CMBX NA BBB-.8 Index	(27,649)	202,000	33,512	10/17/57	(300 bp) — Monthly	5,796
	CMBX NA BBB-.8 Index	(21,183)	148,000	24,553	10/17/57	(300 bp) — Monthly	3,321
	CMBX NA BBB-.8 Index	(14,210)	112,000	18,581	10/17/57	(300 bp) — Monthly	4,333
	CMBX NA BBB-.8 Index	(5,625)	36,000	5,972	10/17/57	(300 bp) — Monthly	335
	CMBX NA BBB-.8 Index	(488)	3,000	498	10/17/57	(300 bp) — Monthly	9

Upfront premium received		—			Unrealized appreciation		2,270,147

Upfront premium (paid)		(5,762,843)			Unrealized (depreciation)		(341,515)

	Total	$(5,762,843)				Total	$1,928,632
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $460,837,582.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
Short-term investments
	Putnam Short Term Investment Fund*	$55,625,091	$247,293,798	$245,484,340	$1,544,421	$57,434,549

	Total Short-term investments	$55,625,091	$247,293,798	$245,484,340	$1,544,421	$57,434,549
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,352,025.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,262,078.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $10,060,451.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $18,428,178.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,759,833 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,262,078 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,897,168	$—
Mortgage-backed securities	—	371,369,366	—
U.S. government and agency mortgage obligations	—	639,729,954	—
Short-term investments	278,000	99,998,189	—

Totals by level	$278,000	$1,117,994,677	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$678,650	$—	$—
Forward premium swap option contracts	—	(504,170)	—
TBA sale commitments	—	(102,599,892)	—
Interest rate swap contracts	—	12,569,143	—
Credit default contracts	—	(9,915,122)	—

Totals by level	$678,650	$(100,450,041)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$92,200,000
Futures contracts (number of contracts)	300
Centrally cleared interest rate swap contracts (notional)	$1,112,900,000
OTC credit default contracts (notional)	$88,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com